Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net investment hedge, deferred taxes	$ 0	$ (8)	$ 0
Changes in fair value cash flow hedges, deferred taxes	0	0	0
Net actuarial gain (loss), deferred taxes	(10)	3	(2)
Reclassification adjustments, deferred taxes	$ 0